Provision for Income Taxes (Details) - Schedule of Two Enacted Income Taxes	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Two Enacted Income Taxes [Abstract]
IRES (state tax)	24.00%	24.00%
IRAP (regional tax)	3.90%	3.90%